Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE

Lines of Credit

At March 31, 2021 and December 31, 2020 we are party to two lines of credit with outstanding balances of $0. Advances under each of these lines of credit mature within 12 months of the advances. Availability under the two lines was $91,300 at March 30, 2021; however, due to COVID -19 uncertainty (see Note 2), the availability under both lines has been suspended since 2020.

Term Loans

We have outstanding balances of $70,044 and $77,040 pursuant to two term loans as of March 31, 2021 and December 31, 2020, respectively, which mature in 2023. The loans have variable interest rates, with current rates at 6.0% and 7.76%, respectively. Current monthly payments under the loans are $1,691 and $1,008, respectively.

One of the term loans is a Small Business Administration (“SBA”) loan. As a result of the COVID-19 uncertainty, the SBA has paid the loan for February and March 2021. The SBA made payments on our behalf of $3,382 during the three months ended March 31, 2021, which have been recorded as grant income in the financial statements. These payments were applied $2,992 to principal and $390 to interest expense for the three months ended March 31, 2021.

The status of these loans as of March 31, 2021 and December 31, 2020 are summarized as follows:

	March 31,2021	December 31,2020
Term loans	$70,044	$77,040
Less current portion	(28,609)	(28,249)
Non-current portion (excluding PPP loan discussed below)	$41,435	$48,791

Future principal payments under the term notes are as follows:

Year Ending December 31,

2021	$21,196
2022	30,133
2023	18,715
Total minimum principal payments	$70,044

Our Chief Operating Officer, who is also a shareholder, has personally guaranteed the loans described above.

Paycheck Protection Program Loan

During 2021 our remaining loan pursuant to the Paycheck Protection Program under the CARES Act in the amount of $24,750 was forgiven. We recorded forgiveness of debt income of $24,925 for the $24,750 of principal and $175 of related accrued interest forgiven.

NOTE 7 — LOANS PAYABLE

Lines of Credit

At December 31, 2020 and 2019 we are party to two lines of credit with outstanding balances of $0. Advances under each of these lines of credit mature within 12 months of the advances. Availability under the two lines was $91,300 at December 31, 2020; however, due to COVID -19 uncertainty (see Note 2), the availability under both lines has been suspended in 2020.

Term Loans

We have outstanding balances of $77,040 and $103,800 pursuant to two term loans as of December 31, 2020 and December 31, 2019, respectively, which mature in 2023. The loans have variable interest rates, with current rates at 6.0% and 7.76%, respectively. Current monthly payments under the loans are $1,691 and $1,008, respectively.

One of the term loans is a Small Business Administration (“SBA”) loan. As a result of the COVID-19 uncertainty, the SBA has paid the loan for a period of six months. The SBA made payments on our behalf of $10,768 during the year ended December 31, 2020, which have been recorded as grant income in the financial statements. These payments were applied $8,854 to principal and $1,914 to interest expense for the year ended December 31, 2020.

The status of these loans as of December 31, 2020 and 2019 are summarized as follows:

	December 31, 2020	December 31, 2019
Term loans	$77,040	$103,800
Less current portion	(28,249)	(25,934)
Non-current portion (excluding PPP loan discussed below)	$48,791	$77,866

Future principal payments under the term notes are as follows:

Year Ending December 31,
2021	$28,249
2022	30,133
2023	18,658
Total minimum principal payments	$77,040

Our Chief Operating Officer, who is also a shareholder, has personally guaranteed the loans described above.

Paycheck Protection Program Loan

During April and May 2020 the Company, through its four subsidiaries, received an aggregate of $398,545 in loans borrowed from a bank pursuant to the Paycheck Protection Program under the CARES Act guaranteed by the SBA, which we expect to be forgiven in part or in full, subject to our compliance with the conditions of the Paycheck Protection Program. If not forgiven, the terms on the note provide for interest at 1% per year and the note mature in 24 months, with 18 monthly payments beginning after the initial 6 month deferral period for payments. We have applied for forgiveness for all loans. As of December 31, 2020, $373,795 of loans have been forgiven and the balance of $24,750 was forgiven subsequently. We have classified the remaining balance of $24,750 as long term at December 31, 2020. We recorded forgiveness of debt income of $376,177 for the $373,795 of principal and $2,382 of related accrued interest forgiven in 2020.